Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.4%
International Equity Funds - 22.2%
iShares Core MSCI EAFE ETF	69,294	$ 4,819,398
iShares Core MSCI Emerging Markets ETF	26,288	1,373,022
iShares Global REIT ETF (A)	55,761	1,323,766

		7,516,186

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	19,003	8,744,801

U.S. Fixed Income Funds - 4.3%
iShares 0-5 Year TIPS Bond ETF (A)	8,332	812,620
iShares Core U.S. Aggregate Bond ETF	6,642	648,790

		1,461,410

Total Exchange-Traded Funds (Cost $18,836,110)		17,722,397

INVESTMENT COMPANIES - 46.9%
International Equity Funds - 12.0%
Transamerica Emerging Markets Opportunities (B)	103,764	832,190
Transamerica International Focus (B)	188,296	1,600,516
Transamerica International Stock (B)	148,101	1,620,230

		4,052,936

International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (B)	55,792	509,939

U.S. Equity Funds - 28.5%
Transamerica Capital Growth (B)	153,501	1,166,608
Transamerica Large Cap Value (B)	218,784	2,898,892
Transamerica Mid Cap Growth (B)	121,537	1,047,650
Transamerica Mid Cap Value Opportunities (B)	90,392	1,023,236
Transamerica Small Cap Growth (B)	125,930	860,104
Transamerica Small Cap Value (B)	144,269	841,087
Transamerica US Growth (B)	69,432	1,823,277

		9,660,854

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.9%
Transamerica Bond (B)	144,098	$ 1,152,783
Transamerica High Yield Bond (B)	62,840	497,691

		1,650,474

Total Investment Companies (Cost $17,731,911)		15,874,203

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	255,191	255,191

Total Other Investment Company (Cost $255,191)		255,191

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2023, to be repurchased at $329,970 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $336,548.	$ 329,947	329,947

Total Repurchase Agreement (Cost $329,947)		329,947

Total Investments (Cost $37,153,159)		34,181,738
Net Other Assets (Liabilities) - (1.0)%		(343,299)

Net Assets - 100.0%		$ 33,838,439

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,722,397	$—	$—	$17,722,397
Investment Companies	15,874,203	—	—	15,874,203
Other Investment Company	255,191	—	—	255,191
Repurchase Agreement	—	329,947	—	329,947

Total Investments	$33,851,791	$329,947	$—	$34,181,738

Transamerica Funds	Page 1

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $250,079, collateralized by cash collateral of $255,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,023,106	$127,293	$(25,194)	$(3,955)	$31,533	$1,152,783	144,098	$32,293	$—
Transamerica Capital Growth	—	1,030,000	(141,001)	18,192	259,417	1,166,608	153,501	—	—
Transamerica Emerging Markets Debt	301,621	157,385	—	—	50,933	509,939	55,792	16,385	—
Transamerica Emerging Markets Opportunities	814,271	41,022	(186,000)	(89,043)	251,940	832,190	103,764	26,022	—
Transamerica High Yield Bond	308,747	180,638	(51)	—	8,357	497,691	62,840	17,637	—
Transamerica International Focus	1,477,758	43,878	(218,915)	(54,472)	352,267	1,600,516	188,296	28,879	—
Transamerica International Stock	1,486,610	56,286	(271,917)	(41,656)	390,907	1,620,230	148,101	41,286	—
Transamerica Large Cap Value	2,750,139	215,985	(161,501)	(14,649)	108,918	2,898,892	218,784	29,271	146,714
Transamerica Large Growth	2,522,102	52,211	(2,538,044)	(2,105,446)	2,069,177	—	—	—	32,211
Transamerica Mid Cap Growth	840,472	38,000	(30,000)	(21,894)	221,072	1,047,650	121,537	—	—
Transamerica Mid Cap Value Opportunities	1,019,264	106,873	(127,000)	(42,567)	66,666	1,023,236	90,392	11,654	55,219
Transamerica Small Cap Growth	723,647	66,002	(10,000)	(4,550)	85,005	860,104	125,930	—	28,002
Transamerica Small Cap Value	848,788	187,903	(100,000)	(115,986)	20,382	841,087	144,269	18,925	126,979
Transamerica US Growth	—	1,664,000	(230,000)	27,538	361,739	1,823,277	69,432	—	—

Total	$14,116,525	$3,967,476	$(4,039,623)	$(2,448,488)	$4,278,313	$15,874,203	1,626,736	$222,352	$389,125

(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2045

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3